Taxes (Details) - Schedule of components of the income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax provision
Current tax provision	$ 9,547	$ 16,277	$ 14,584
Deferred tax provision
Deferred tax provision
Income tax provisions	9,547	16,277	14,584
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
PRC [Member]
Current tax provision
Current tax provision	9,547	16,277	14,584
Deferred tax provision
Deferred tax provision
United States [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Income tax provisions